Commitments	12 Months Ended
Jun. 30, 2022
Disclosure of Commitments [Abstract]
Commitments
20. Commitments

(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at £399 million (2021 – £263 million; 2020 – £312 million).

(b) Other commitments
The minimum lease rentals payable in the year ended 30 June 2022 for short-term leases and leases of low-value assets are estimated at £13 million (2021 – £11 million; 2020 - £19 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2022, are estimated at £11 million (2021 – £132 million; 2020 - £133 million).